Fair Value of Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	$ 1,515	$ 1,259	$ 1,136
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	14	6
Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	83	81
Other securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	10	11
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	21	20
Equity Securities | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	38	45
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,349	1,096
Fixed Income Securities | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	247	110
Fixed Income Securities | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	934	829
Fixed Income Securities | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	168	157
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,506	1,239
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	14	6
Fair Value, Inputs, Level 1 | Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	74	61
Fair Value, Inputs, Level 1 | Other securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	10	11
Fair Value, Inputs, Level 1 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	21	20
Fair Value, Inputs, Level 1 | Equity Securities | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	38	45
Fair Value, Inputs, Level 1 | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,349	1,096
Fair Value, Inputs, Level 1 | Fixed Income Securities | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	247	110
Fair Value, Inputs, Level 1 | Fixed Income Securities | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	934	829
Fair Value, Inputs, Level 1 | Fixed Income Securities | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	168	157
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	9	20
Fair Value, Inputs, Level 2 | Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	$ 9	$ 20